Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	$ 46	$ 476	$ (1,023)
Reportable Segment [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	268	608	(334)
Strategic R&D, other R&D programs and R&D funding [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(13)	(18)	(22)
Phase out and start up costs [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(8)	(15)	(39)
Impairment and Restructuring Charges [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(75)	(104)	(291)
Unused Capacity Charges [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(149)	(3)	(322)
Other Non-Allocated Provisions [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	23	8	(15)
Others [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	$ (222)	$ (132)	$ (689)